Cover Page	12 Months Ended
Feb. 23, 2019
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Albertsons Companies, Inc.
Entity Central Index Key	0001646972
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Incorporation, State or Country Code	DE